Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable and Accrued expenses

6. Accounts payable and Accrued expenses

Accounts payable and accrued expenses as of June 30, 2025 and December 31, 2024 consist of the following:

	June 30,	December 31,
	2025	2024
Accounts payable	$536,038	$501,921
Accrued expenses	333,244	463,686
	$869,282	$965,607